STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - Atlantic American Corporation 401(k) Retirement Savings Plan [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value (Note 3):
Investments, at fair value		$ 31,331,053	$ 28,413,186
Receivables:
Notes receivable from participants		161,006	89,240
Contributions receivable:
Contributions receivable, Participant		34,381	0
Contributions receivable, Employer		687,589	681,693
NET ASSETS AVAILABLE FOR BENEFITS		32,214,029	29,184,119
Common/Collective Trusts [Member]
Investments, at fair value (Note 3):
Investments, at fair value	[1]	10,702,092	10,410,900
Employer Common Stock Fund [Member]
Investments, at fair value (Note 3):
Investments, at fair value		951,473	554,930
Registered Investment Companies [Member]
Investments, at fair value (Note 3):
Investments, at fair value		$ 19,677,488	$ 17,447,356

[1]	Certain investments that are measured at fair value using the NAV per share practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.